Share-based compensation - Share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Number of Share Options, Beginning balance	1,542,576	1,492,185	1,592,443
Number of Share Options, Granted		302,200	122,316
Number of Share Options, Exercised	(503,712)	(25,898)
Number of Share Options, Forfeited	(130,455)	(225,911)	(154,439)
Number of Share Options, Ending balance	908,409	1,542,576	1,492,185	1,592,443
Number of Share Options, Vested and expected to vest	862,372	1,199,712	1,083,293
Number of Share Options, Exercisable to vest	823,341	1,118,812	928,597
Weighted average exercise price, Beginning balance	$ 5.62	$ 5.23	$ 4.90
Weighted average exercise price, Granted		8.37	10.42
Weighted average exercise price, Exercised	1.28	2.37	2.51
Weighted average exercise price, Forfeited	9.19	7.34	7.14
Weighted average exercise price, Ending balance	7.52	5.62	5.23	$ 4.90
Weighted average exercise price, Vested and expected to vest	4.69	4.75	4.25
Weighted average exercise price, Exercisable to vest	4.52	4.72	3.68
Weighted average grant date fair value, Granted		11.67	13.81
Weighted average grant date fair value, Vested and expected to vest	11.39	10.71	9.64
Weighted average grant date fair value, Exercisable to vest	$ 12.02	$ 11.35	$ 10.77
Weighted average remaining contractual life years	6 years 3 months 7 days	7 years 2 months 27 days	7 years 9 months 18 days	8 years 6 months 29 days
Weighted average remaining contractual life years, Vested and expected to vest	5 years 6 months 29 days	6 years 6 months 18 days	7 years 1 month 24 days
Weighted average remaining contractual life years, Exercisable to vest	5 years 10 months 17 days	6 years 10 months 13 days	7 years 5 months 9 days
Aggregate intrinsic value	$ 2,724	$ 19,387	$ 18,631	$ 23,641
Aggregate intrinsic value, Vested and expected to vest	2,793	16,081	14,494
Aggregate intrinsic value, Exercisable to vest	$ 2,634	$ 15,035	$ 12,615